T. ROWE PRICE Retirement Balanced Fund
August 31, 2022 (Unaudited)
1
Portfolio of Investments
(1)
(1)
$ Value
5/31/22
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
8/31/22
(Cost and value in $000s)
BOND MUTUAL FUNDS 58.8%
T. Rowe Price Funds:
Limited Duration Inflation
Focused Bond Fund  411,160 237 42,563 70,292,257 360,599
New Income Fund  309,303 2,167 27,916 33,154,364 278,497
International Bond Fund (USD
Hedged)  109,407 750 6,643 11,320,717 101,094
Dynamic Global Bond Fund  87,179 758 8,768 8,076,101 79,550
Emerging Markets Bond Fund  72,945 10,147 4,646 8,785,752 74,240
High Yield Fund  69,944 2,239 3,313 11,559,276 65,772
U.S. Treasury Long-Term Index
Fund  55,576 4,607 4,079 6,258,103 55,384
Floating Rate Fund  47,975 628 11,691 4,105,947 37,610
Total Bond Mutual Funds (Cost $1,118,320) 1,052,746
EQUITY MUTUAL FUNDS 37.8%
T. Rowe Price Funds:
Value Fund  144,504 80 19,537 2,916,019 121,656
Growth Stock Fund (2) 112,477 2,999 7,755 1,498,563 108,331
Equity Index 500 Fund  98,690 27,891 37,141 724,849 75,558
Overseas Stock Fund  59,049 3,776 2,104 5,064,756 53,838
International Value Equity Fund  61,480 34 5,872 3,635,992 47,559
International Stock Fund  52,625 31 2,383 2,876,725 46,919
Real Assets Fund  32,152 5,137 1,624 2,405,264 32,399
Mid-Cap Value Fund  30,539 16 734 870,941 27,348
Mid-Cap Growth Fund (2) 27,292 18 1,413 276,431 25,437
U.S. Large-Cap Core Fund  15,271 10,885 1,169 808,580 24,743
U.S. Equity Research Fund  22,097 4,407 1,242 650,605 24,560
Emerging Markets Discovery
Stock Fund  22,163 1,765 1,277 1,713,567 21,523
Small-Cap Stock Fund  17,586 1,792 856 331,100 18,555
Emerging Markets Stock Fund  20,541 12 650 515,586 18,437
Small-Cap Value Fund  19,783 10 1,709 323,915 17,226
New Horizons Fund (2) 11,385 8 757 220,509 11,850
Total Equity Mutual Funds (Cost $540,693) 675,939
OTHER MUTUAL FUNDS 0.0%
T. Rowe Price Funds:
Transition Fund  247 32,025 32,152 1,200 120
Total Other Mutual Funds (Cost $119) 120
T. ROWE PRICE Retirement Balanced Fund

T. ROWE PRICE Retirement Balanced Fund

$ Value
5/31/22
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
8/31/22
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 3.5%
T. Rowe Price Funds:
U.S. Treasury Money Fund,
2.40% (3) 17,824 81,171 36,342 62,652,570 62,653
Total Short-Term Investments (Cost $62,653) 62,653
Total Investments in Securities 100.1%
(Cost $1,721,785) $ 1,791,458
Other Assets Less Liabilities (0.1)% (931)
Net Assets 100.0% $ 1,790,527
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z
Class of each underlying Price Fund, except for the Transition Fund, if held, which is a single class fund. Additional information about each underlying Price
Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield

T. ROWE PRICE Retirement Balanced Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2022.
Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Global Bond Fund  $ (12) $ 381 $ 708
Emerging Markets Bond Fund  (1,238) (4,206) 1,196
Emerging Markets Discovery Stock Fund  (267) (1,128) —
Emerging Markets Stock Fund  187 (1,466) —
Equity Index 500 Fund  11,391 (13,882) 444
Floating Rate Fund  (863) 698 605
Growth Stock Fund  (2,801) 610 —
High Yield Fund  (412) (3,098) 1,096
International Bond Fund (USD Hedged)  (741) (2,420) 684
International Stock Fund  (247) (3,354) —
International Value Equity Fund  918 (8,083) —
Limited Duration Inflation Focused Bond Fund  1,595 (8,235) —
Mid-Cap Growth Fund  (226) (460) —
Mid-Cap Value Fund  370 (2,473) —
New Horizons Fund  (221) 1,214 —
New Income Fund  (3,583) (5,057) 1,986
Overseas Stock Fund  345 (6,883) —
Real Assets Fund  (163) (3,266) —
Small-Cap Stock Fund  (52) 33 —
Small-Cap Value Fund  557 (858) —
Transition Fund  181 — 17
U.S. Equity Research Fund  (183) (702) —
U.S. Large-Cap Core Fund  (199) (244) —
U.S. Treasury Long-Term Index Fund  (1,593) (720) 404
Value Fund  (3,340) (3,391) —
U.S. Treasury Money Fund, 2.40% — — 185
Totals $ (597)# $ (66,990) $ 7,325+
# Capital gain distributions from underlying Price funds represented $208 of the net realized gain
(loss).
+ Investment income comprised $7,325 of income distributions from underlying Price Funds.

T. ROWE PRICE Retirement Balanced Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Retirement Balanced Fund (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
The fund’s financial instruments are valued at the close of the New York Stock Exchange
(NYSE), normally 4 p.m. ET, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Investments in the underlying
Price Funds are valued at their closing net asset value per share on the day of valuation.
The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of
Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; evaluates the service and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial

T. ROWE PRICE Retirement Balanced Fund

instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund's own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values. On August 31, 2022, all of the fund's financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets. These are recent examples of global events which may have an impact on

T. ROWE PRICE Retirement Balanced Fund

the fund’s performance, which could be negatively impacted if the value of a portfolio holding were harmed by these and such other events. Management is actively monitoring the risks and financial impacts arising from these events.
F145-054Q1 08/22